Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.08	$ 0.08
Ordinary shares, shares authorized	[1]	62,500,000	62,500,000
Ordinary shares, shares issued	[1]	643,411	341,247
Ordinary shares, shares outstanding	[1]	643,411	341,247
Class A ordinary shares
Ordinary shares, par value (in Dollars per share)		$ 0.08	$ 0.08
Ordinary shares, shares authorized		55,000,000	55,000,000
Ordinary shares, shares issued		572,536	270,372
Ordinary shares, shares outstanding		572,536	270,372
Class B ordinary shares
Ordinary shares, par value (in Dollars per share)		$ 0.08	$ 0.08
Ordinary shares, shares authorized		7,500,000	7,500,000
Ordinary shares, shares issued		70,875	70,875
Ordinary shares, shares outstanding		70,875	70,875

[1]	Retrospectively restated for effect of the reverse split on August 18, 2025 (see Note 14)